Business combinations (Aggregate Consideration Paid - Onyx) (Details) - Onyx [Member] $ in Millions	Oct. 01, 2013 USD ($)
Business Acquisition [Line Items]
Total consideration transferred	$ 9,517
Compensation expense	197
Total consideration paid	$ 9,714